Schedule of Investments (unaudited)	iShares® MSCI Global Silver and Metals Miners ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.0%
Silver Lake Resources Ltd.(a)	121,060	$82,287

Canada — 65.7%
Agnico Eagle Mines Ltd.	147,778	7,520,077
Aya Gold & Silver Inc.(a)(b)	729,357	5,045,055
Dundee Precious Metals Inc.	162,907	1,122,048
Eldorado Gold Corp.(a)	130,399	1,231,466
Endeavour Silver Corp.(a)(b)	1,514,736	4,786,901
First Majestic Silver Corp.	1,287,027	7,451,958
Fortuna Silver Mines Inc.(a)	2,033,390	6,740,519
GoGold Resources Inc.(a)(b)	2,395,863	3,070,940
i-80 Gold Corp.(a)(b)	264,285	574,321
Kinross Gold Corp.	567,797	2,676,907
Lundin Gold Inc.	91,056	1,153,711
MAG Silver Corp.(a)(b)	667,659	8,110,274
New Gold Inc.(a)	772,275	944,366
New Pacific Metals Corp.(a)(b)	865,735	2,053,530
Orla Mining Ltd.(a)	225,660	957,497
Osisko Mining Inc.(a)	36,459	87,018
Pan American Silver Corp.	2,494,049	38,012,430
Seabridge Gold Inc.(a)	74,995	1,017,612
Silvercorp Metals Inc.	1,416,558	4,267,935
SilverCrest Metals Inc.(a)	1,110,871	7,307,608
Skeena Resources Ltd.(a)	19,099	101,861
SSR Mining Inc.	115,132	1,701,324
Victoria Gold Corp.(a)	53,379	340,131
Wheaton Precious Metals Corp.	164,123	7,437,825
		113,713,314
Japan — 3.7%
Asahi Holdings Inc.	473,300	6,387,829

Mexico — 11.3%
Industrias Penoles SAB de CV(a)	1,278,033	19,556,672

Peru — 0.6%
Cia. de Minas Buenaventura SAA, ADR	140,810	958,916

Russia — 0.0%
Polymetal International PLC(a)(c)	183,040	22
Security	Shares	Value

South Africa — 0.9%
Harmony Gold Mining Co. Ltd.	334,416	$1,582,233

United Kingdom — 0.2%
Hochschild Mining PLC	444,009	418,616

United States — 16.9%
Coeur Mining Inc.(a)(b)	327,537	982,611
Hecla Mining Co.(b)	3,896,183	20,766,655
Newmont Corp.	183,081	7,423,935
		29,173,201
Total Long-Term Investments — 99.3%
(Cost: $219,732,140)		171,873,090

Short-Term Securities

Money Market Funds — 8.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(d)(e)(f)	13,896,879	13,899,659
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(d)(e)	70,000	70,000

Total Short-Term Securities — 8.1%
(Cost: $13,973,429)		13,969,659

Total Investments — 107.4%
(Cost: $233,705,569)		185,842,749

Liabilities in Excess of Other Assets — (7.4)%		(12,859,711)

Net Assets — 100.0%		$172,983,038

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,273,237	$7,634,200	(a)	—	$1,464	$(9,242)	$13,899,659	13,896,879	$117,432	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	60,000	10,000	(a)	—	—	—	70,000	70,000	2,948		—
					$1,464	$(9,242)	$13,969,659		$120,380		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Silver and Metals Miners ETF
May 31, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60 Index	5	06/15/23	$867	$(22,460)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$163,402,103	$8,470,965	$22	$171,873,090
Short-Term Securities
Money Market Funds	13,969,659	—	—	13,969,659
	$177,371,762	$8,470,965	$22	$185,842,749
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(22,460)	$—	$—	$(22,460)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

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